Loans and Debentures - Schedule of Assets Serve as Guarantees to Secure the Loans (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aircraft under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment (carrying value) used as collateral	R$ 1,906,036	R$ 2,356,880